Investments (Details) - USD ($)	Aug. 13, 2025	Jun. 30, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Other liabilities		$ 891	$ 10,592		$ 28,064
Financing receivable, before allowance for credit loss				$ 1,150,000
Forecast [Member]
Financing receivable, before allowance for credit loss	$ 1,150,000
Settlement Agreement [Member] | Forecast [Member]
Financing receivable, before allowance for credit loss	100,000
Evtec [Member]
Other liabilities		$ 1,293,000	$ 1,293,000
Evtec [Member] | Forecast [Member]
Other liabilities	$ 1,293,000